Schedule of Investments (unaudited)
December 31, 2023
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
Boeing Co. (The)(a)	18,457	$ 4,811,001
General Dynamics Corp.	8,085	2,099,432
L3Harris Technologies, Inc.	6,269	1,320,377
Lockheed Martin Corp.	7,333	3,323,609
Northrop Grumman Corp.	4,731	2,214,770
RTX Corp.	47,598	4,004,896
		17,774,085
Air Freight & Logistics — 0.5%
FedEx Corp.	7,666	1,939,268
United Parcel Service, Inc., Class B	23,969	3,768,646
		5,707,914
Automobiles — 2.3%
Ford Motor Co.	129,855	1,582,932
General Motors Co.	45,487	1,633,893
Tesla, Inc.(a)	91,326	22,692,685
		25,909,510
Banks — 3.5%
Bank of America Corp.	228,088	7,679,723
Citigroup, Inc.	63,297	3,255,998
JPMorgan Chase & Co.	95,545	16,252,204
PNC Financial Services Group, Inc. (The)	13,176	2,040,304
Truist Financial Corp.	43,927	1,621,785
U.S. Bancorp	51,480	2,228,054
Wells Fargo & Co.	121,475	5,978,999
		39,057,067
Beverages — 1.7%
Coca-Cola Co. (The)	128,914	7,596,902
Constellation Brands, Inc., Class A	5,326	1,287,561
Keurig Dr Pepper, Inc.	31,646	1,054,445
Monster Beverage Corp.(a)	24,638	1,419,395
PepsiCo, Inc.	45,599	7,744,534
		19,102,837
Biotechnology — 2.3%
AbbVie, Inc.	58,410	9,051,798
Amgen, Inc.	17,682	5,092,769
Gilead Sciences, Inc.	41,371	3,351,465
Moderna, Inc.(a)(b)	10,949	1,088,878
Regeneron Pharmaceuticals, Inc.(a)	3,390	2,977,403
Vertex Pharmaceuticals, Inc.(a)	8,528	3,469,958
		25,032,271
Broadline Retail — 4.1%
Amazon.com, Inc.(a)	298,213	45,310,483
Building Products — 0.1%
Johnson Controls International PLC	22,504	1,297,131
Capital Markets — 2.7%
BlackRock, Inc.(c)	4,919	3,993,244
Blackstone, Inc., Class A, NVS	23,581	3,087,224
Charles Schwab Corp. (The)	49,055	3,374,984
CME Group, Inc., Class A	11,907	2,507,614
Goldman Sachs Group, Inc. (The)	10,554	4,071,417
Intercontinental Exchange, Inc.	18,762	2,409,604
Moody’s Corp.	5,242	2,047,316
Morgan Stanley	39,794	3,710,790
S&P Global, Inc.	10,619	4,677,882
		29,880,075
Chemicals — 1.3%
Air Products & Chemicals, Inc.	7,325	2,005,585
Security	Shares	Value
Chemicals (continued)
Dow, Inc.	23,396	$ 1,283,037
Ecolab, Inc.	8,250	1,636,387
Linde PLC	16,042	6,588,610
Sherwin-Williams Co. (The)	7,863	2,452,470
		13,966,089
Commercial Services & Supplies — 0.3%
Veralto Corp.	7,230	594,740
Waste Management, Inc.	13,445	2,407,999
		3,002,739
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	8,289	1,952,143
Cisco Systems, Inc.	134,219	6,780,744
Motorola Solutions, Inc.	5,458	1,708,845
		10,441,732
Consumer Finance — 0.5%
American Express Co.	19,200	3,596,928
Capital One Financial Corp.	12,559	1,646,736
		5,243,664
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	14,666	9,680,733
Dollar General Corp.	7,271	988,493
Sysco Corp.	16,826	1,230,486
Target Corp.	15,198	2,164,499
Walmart, Inc.	47,245	7,448,174
		21,512,385
Diversified Telecommunication Services — 0.8%
AT&T Inc.	236,969	3,976,340
Verizon Communications, Inc.	139,294	5,251,384
		9,227,724
Electric Utilities — 1.1%
American Electric Power Co., Inc.	17,066	1,386,100
Duke Energy Corp.	25,489	2,473,453
Exelon Corp.	33,036	1,185,992
NextEra Energy, Inc.	67,005	4,069,884
Southern Co. (The)	36,106	2,531,753
		11,647,182
Electrical Equipment — 0.5%
Eaton Corp. PLC	13,179	3,173,767
Emerson Electric Co.	18,855	1,835,157
		5,008,924
Energy Equipment & Services — 0.2%
Schlumberger NV	47,111	2,451,656
Entertainment — 1.1%
Netflix, Inc.(a)	14,292	6,958,489
Walt Disney Co. (The)	60,529	5,465,163
		12,423,652
Financial Services — 4.7%
Berkshire Hathaway, Inc., Class B(a)	60,611	21,617,519
Fiserv, Inc.(a)	19,778	2,627,310
Mastercard, Inc., Class A	27,483	11,721,774
PayPal Holdings, Inc.(a)	36,295	2,228,876
Visa, Inc., Class A	52,799	13,746,220
		51,941,699
Food Products — 0.7%
Archer-Daniels-Midland Co.	17,630	1,273,238
General Mills, Inc.	19,305	1,257,528
Hershey Co. (The)	4,976	927,725

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Kraft Heinz Co. (The)	26,703	$ 987,477
Mondelez International, Inc., Class A	45,011	3,260,147
		7,706,115
Ground Transportation — 1.2%
CSX Corp.	65,222	2,261,247
Norfolk Southern Corp.	7,546	1,783,723
Uber Technologies, Inc.(a)	65,137	4,010,485
Union Pacific Corp.	20,176	4,955,629
		13,011,084
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	57,299	6,306,901
Becton Dickinson & Co.	9,618	2,345,157
Boston Scientific Corp.(a)	48,381	2,796,905
Edwards Lifesciences Corp.(a)	19,935	1,520,044
GE HealthCare Technologies, Inc.	12,862	994,490
Intuitive Surgical, Inc.(a)	11,560	3,899,881
Medtronic PLC	43,963	3,621,672
Stryker Corp.	11,758	3,521,051
		25,006,101
Health Care Providers & Services — 3.0%
Centene Corp.(a)	17,724	1,315,298
Cigna Group (The)	9,664	2,893,885
CVS Health Corp.	42,381	3,346,404
Elevance Health, Inc.	7,846	3,699,860
HCA Healthcare, Inc.	6,565	1,777,014
Humana, Inc.	4,141	1,895,791
McKesson Corp.	4,496	2,081,558
UnitedHealth Group, Inc.	30,768	16,198,429
		33,208,239
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A(a)(b)	13,404	1,824,820
Booking Holdings, Inc.(a)	1,181	4,189,267
Chipotle Mexican Grill, Inc.(a)	908	2,076,560
Las Vegas Sands Corp.	12,161	598,443
Marriott International, Inc., Class A	8,041	1,813,326
McDonald’s Corp.	24,139	7,157,455
Starbucks Corp.	37,344	3,585,397
		21,245,268
Household Products — 1.4%
Colgate-Palmolive Co.	27,120	2,161,735
Kimberly-Clark Corp.	11,191	1,359,818
Procter & Gamble Co. (The)	77,925	11,419,130
		14,940,683
Industrial Conglomerates — 1.0%
3M Co.	18,184	1,987,875
General Electric Co.	35,884	4,579,875
Honeywell International, Inc.	22,036	4,621,169
		11,188,919
Industrial REITs — 0.4%
Prologis, Inc.	30,535	4,070,316
Insurance — 1.4%
American International Group, Inc.	23,476	1,590,499
Aon PLC, Class A	6,548	1,905,599
Chubb Ltd.	13,438	3,036,988
Marsh & McLennan Cos., Inc.	16,383	3,104,087
MetLife, Inc.	21,034	1,390,978
Progressive Corp. (The)	19,342	3,080,794
Travelers Cos., Inc. (The)	7,571	1,442,200
		15,551,145
Security	Shares	Value
Interactive Media & Services — 7.0%
Alphabet, Inc., Class A(a)	196,698	$ 27,476,744
Alphabet, Inc., Class C, NVS(a)	166,139	23,413,969
Meta Platforms, Inc., Class A(a)	73,214	25,914,827
		76,805,540
IT Services — 1.3%
Accenture PLC, Class A	20,914	7,338,932
International Business Machines Corp.	30,074	4,918,602
Snowflake, Inc., Class A(a)	10,385	2,066,615
		14,324,149
Life Sciences Tools & Services — 1.1%
Danaher Corp.	21,786	5,039,973
Thermo Fisher Scientific, Inc.	12,768	6,777,127
		11,817,100
Machinery — 1.0%
Caterpillar, Inc.	16,888	4,993,275
Deere & Co.	8,772	3,507,660
Illinois Tool Works, Inc.	9,899	2,592,944
		11,093,879
Media — 0.6%
Charter Communications, Inc., Class A(a)	3,346	1,300,523
Comcast Corp., Class A	132,141	5,794,383
		7,094,906
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	47,211	2,009,772
Newmont Corp.	38,320	1,586,065
Southern Copper Corp.	2,799	240,910
		3,836,747
Multi-Utilities — 0.3%
Dominion Energy, Inc.	27,617	1,297,999
Sempra	20,884	1,560,661
		2,858,660
Oil, Gas & Consumable Fuels — 3.3%
Chevron Corp.	56,952	8,494,960
ConocoPhillips	39,655	4,602,756
EOG Resources, Inc.	19,437	2,350,905
Exxon Mobil Corp.	133,991	13,396,420
Kinder Morgan, Inc.	65,065	1,147,747
Marathon Petroleum Corp.	12,538	1,860,138
Occidental Petroleum Corp.	22,819	1,362,522
Pioneer Natural Resources Co.	7,691	1,729,552
Valero Energy Corp.	11,274	1,465,620
		36,410,620
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	7,640	1,117,350
Kenvue, Inc.	57,287	1,233,389
		2,350,739
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	67,391	3,457,832
Eli Lilly & Co.	28,011	16,328,172
Johnson & Johnson	79,772	12,503,463
Merck & Co., Inc.	84,075	9,165,857
Pfizer, Inc.	187,024	5,384,421
Zoetis, Inc., Class A	15,318	3,023,314
		49,863,059
Professional Services — 0.3%
Automatic Data Processing, Inc.	13,690	3,189,359
Semiconductors & Semiconductor Equipment — 8.8%
Advanced Micro Devices, Inc.(a)	53,056	7,820,985

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.	16,482	$ 3,272,666
Applied Materials, Inc.	27,656	4,482,208
Broadcom, Inc.	14,271	15,930,004
Intel Corp.	139,673	7,018,568
KLA Corp.	4,539	2,638,521
Lam Research Corp.	4,355	3,411,097
Micron Technology, Inc.	36,168	3,086,577
NVIDIA Corp.	78,649	38,948,558
QUALCOMM, Inc.	36,927	5,340,752
Texas Instruments, Inc.	30,047	5,121,811
		97,071,747
Software — 12.8%
Adobe, Inc.(a)	15,166	9,048,036
Atlassian Corp., Class A(a)	5,144	1,223,552
Autodesk, Inc.(a)	7,109	1,730,899
Cadence Design Systems, Inc.(a)	8,956	2,439,346
Fortinet, Inc.(a)	21,771	1,274,257
Intuit, Inc.	9,042	5,651,521
Microsoft Corp.	246,340	92,633,694
Oracle Corp.	51,065	5,383,783
Palo Alto Networks, Inc.(a)	9,974	2,941,133
Roper Technologies, Inc.	3,490	1,902,643
Salesforce, Inc.(a)	31,330	8,244,176
ServiceNow, Inc.(a)	6,739	4,761,036
Synopsys, Inc.(a)	5,028	2,588,968
Workday, Inc., Class A(a)	6,623	1,828,345
		141,651,389
Specialized REITs — 0.8%
American Tower Corp.	15,409	3,326,495
Crown Castle, Inc.	14,331	1,650,788
Equinix, Inc.	3,087	2,486,239
Public Storage	5,173	1,577,765
		9,041,287
Specialty Retail — 2.1%
AutoZone, Inc.(a)	580	1,499,654
Home Depot, Inc. (The)	33,106	11,472,884
Lowe’s Cos., Inc.	19,114	4,253,821
O’Reilly Automotive, Inc.(a)	1,952	1,854,556
TJX Cos., Inc. (The)	38,119	3,575,943
		22,656,858
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 8.5%
Apple Inc.	488,111	$ 93,976,011
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.(a)	3,680	1,881,547
NIKE, Inc., Class B	39,359	4,273,207
		6,154,754
Tobacco — 0.7%
Altria Group, Inc.	59,205	2,388,330
Philip Morris International, Inc.	51,365	4,832,419
		7,220,749
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	17,320	2,776,916
Total Long-Term Investments — 99.8% (Cost: $972,992,922)		1,102,061,158
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	1,012,999	1,013,708
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(d)	1,538,801	1,538,801
Total Short-Term Securities — 0.2% (Cost: $2,552,306)		2,552,509
Total Investments — 100.0% (Cost: $975,545,228)		1,104,613,667
Liabilities in Excess of Other Assets — (0.0)%		(204,667)
Net Assets — 100.0%		$ 1,104,409,000
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell Top 200 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,637,124	$ —	$ (627,520)(a)	$ 3,925	$ 179	$ 1,013,708	1,012,999	$ 7,008(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,169,890	368,911(a)	—	—	—	1,538,801	1,538,801	58,859	—
BlackRock, Inc.	2,821,679	990,321	(529,943)	80,645	630,542	3,993,244	4,919	67,940	—
				$ 84,570	$ 630,721	$ 6,545,753		$ 133,807	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	9	03/15/24	$ 2,169	$ 61,964
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell Top 200 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,102,061,158	$ —	$ —	$ 1,102,061,158
Short-Term Securities
Money Market Funds	2,552,509	—	—	2,552,509
	$ 1,104,613,667	$ —	$ —	$ 1,104,613,667
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 61,964	$ —	$ —	$ 61,964
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust